UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

  /s/ David Rasiel     New York, NY     May 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $1,267,944 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105    62601   478164 SH       SOLE                   478164        0        0
BRISTOW GROUP INC              COM              110394103    15508   327800 SH       SOLE                   327800        0        0
CIGNA CORP                     COM              125509109    71552  1615900 SH       SOLE                  1615900        0        0
DRESSER-RAND GROUP INC         COM              261608103    50440   940700 SH       SOLE                   940700        0        0
EMPLOYERS HOLDINGS INC         COM              292218104    10960   530500 SH       SOLE                   530500        0        0
FIRST CASH FINL SVCS INC       COM              31942D107    13989   362400 SH       SOLE                   362400        0        0
FISERV INC                     COM              337738108    77553  1236500 SH       SOLE                  1236500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101   130916  1609100 SH       SOLE                  1609100        0        0
HESS CORP                      COM              42809H107    78819   925000 SH       SOLE                   925000        0        0
KBR INC                        COM              48242W106   122194  3235219 SH       SOLE                  3235219        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100    53948  1998800 SH       SOLE                  1998800        0        0
MICROSOFT CORP                 COM              594918104   115905  4565000 SH       SOLE                  4565000        0        0
NALCO HOLDING COMPANY          COM              62985Q101    91306  3343300 SH       SOLE                  3343300        0        0
OCEANEERING INTL INC           COM              675232102    96660  1080600 SH       SOLE                  1080600        0        0
PALL CORP                      COM              696429307    76316  1324700 SH       SOLE                  1324700        0        0
RAYTHEON CO                    COM NEW          755111507    59772  1175000 SH       SOLE                  1175000        0        0
RLI CORP                       COM              749607107      432     7500 SH       SOLE                     7500        0        0
SCHLUMBERGER LTD               COM              806857108    46924   503154 SH       SOLE                   503154        0        0
SEACOR HOLDINGS INC            COM              811904101    20286   219400 SH       SOLE                   219400        0        0
STRYKER CORP                   COM              863667101    41314   679500 SH       SOLE                   679500        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    30549   745100 SH       SOLE                   745100        0        0